Financial Information For The Company And Its Subsidiaries (Schedule Of Condensed Consolidating Balance Sheet) (Details) - USD ($) $ in Thousands	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Assets
Cash and cash equivalents	$ 67,403	$ 82,546	$ 68,223	$ 47,682
Receivables, net	136,646	129,217
Inventories, net	543,103	547,531
Prepaid Expense And Other Current Assets Including Taxes	43,744	33,136
Current assets – discontinued operations	0	119
Intercompany receivable – current	0	0
Total current assets	790,896	792,549
Property and equipment, net	149,743	143,560
Other Assets Noncurrent Including Pension and Deferred Taxes	141,586	139,621
Goodwill and intangible assets, net	134,587	73,673
Total assets	1,216,812	1,149,403
Liabilities and Equity
Borrowings under revolving credit agreement	0	7,000
Trade accounts payable	215,921	226,602
Other accrued expenses	88,740	85,603
Accrued Liabilities Current Including Employee Comp and Income Taxes	181,162	152,545
Current liabilities – discontinued operations	0	708
Total current liabilities	397,083	386,855
Other liabilities
Long-term debt	199,197	199,010
Other liabilities	78,910	86,176
Total other liabilities	278,107	285,186
Equity
Brown Shoe Company, Inc. shareholders' equity	540,910	476,699
Noncontrolling interests	712	663
Total equity	541,622	477,362	425,901	413,716
Total liabilities and equity	1,216,812	1,149,403
Parent [Member]
Assets
Cash and cash equivalents	13,891	0		0
Receivables, net	89,030	84,428
Inventories, net	148,082	119,131
Prepaid Expense And Other Current Assets Including Taxes	41,494	38,029
Current assets – discontinued operations		119
Intercompany receivable – current	1,194	602
Total current assets	293,691	242,309
Property and equipment, net	29,237	27,201
Other Assets Noncurrent Including Pension and Deferred Taxes	113,922	123,066
Goodwill and intangible assets, net	117,792	55,225
Investment in subsidiaries	956,831	844,570
Intercompany receivable – noncurrent	459,774	457,507
Total assets	1,971,247	1,749,878
Liabilities and Equity
Borrowings under revolving credit agreement		7,000
Trade accounts payable	60,377	72,487
Other accrued expenses	110,714	82,403
Current liabilities – discontinued operations		708
Intercompany payable – current	4,948	4,689
Total current liabilities	176,039	167,287
Other liabilities
Long-term debt	199,197	199,010
Other liabilities	41,847	38,457
Intercompany payable – noncurrent	1,013,254	868,425
Total other liabilities	1,254,298	1,105,892
Equity
Brown Shoe Company, Inc. shareholders' equity	540,910	476,699
Total equity	540,910	476,699
Total liabilities and equity	1,971,247	1,749,878
Guarantors [Member]
Assets
Cash and cash equivalents	0	0	0	778
Receivables, net	5,398	2,349
Inventories, net	376,254	401,570
Prepaid Expense And Other Current Assets Including Taxes	20,777	9,796
Current assets – discontinued operations		0
Intercompany receivable – current	0	191
Total current assets	402,429	413,906
Property and equipment, net	109,720	107,163
Other Assets Noncurrent Including Pension and Deferred Taxes	13,733	13,958
Goodwill and intangible assets, net	2,800	2,800
Investment in subsidiaries	0	0
Intercompany receivable – noncurrent	306,871	240,592
Total assets	835,553	778,419
Liabilities and Equity
Trade accounts payable	114,208	111,670
Other accrued expenses	85,638	77,552
Current liabilities – discontinued operations		0
Intercompany payable – current	0	0
Total current liabilities	199,846	189,222
Other liabilities
Other liabilities	32,574	39,941
Intercompany payable – noncurrent	21,078	38,236
Total other liabilities	53,652	78,177
Equity
Brown Shoe Company, Inc. shareholders' equity	582,055	511,020
Total equity	582,055	511,020
Total liabilities and equity	835,553	778,419
Non-Guarantors [Member]
Assets
Cash and cash equivalents	53,512	82,546	$ 68,223	$ 46,904
Receivables, net	42,218	42,440
Inventories, net	18,767	26,830
Prepaid Expense And Other Current Assets Including Taxes	8,964	10,212
Current assets – discontinued operations		0
Intercompany receivable – current	8,750	8,860
Total current assets	132,211	170,888
Property and equipment, net	10,786	9,196
Other Assets Noncurrent Including Pension and Deferred Taxes	13,931	2,597
Goodwill and intangible assets, net	13,995	15,648
Investment in subsidiaries	(18,909)	(18,947)
Intercompany receivable – noncurrent	539,396	472,160
Total assets	691,410	651,542
Liabilities and Equity
Trade accounts payable	41,336	42,445
Other accrued expenses	12,301	17,491
Current liabilities – discontinued operations		0
Intercompany payable – current	4,996	4,964
Total current liabilities	58,633	64,900
Other liabilities
Other liabilities	4,489	7,778
Intercompany payable – noncurrent	271,709	263,598
Total other liabilities	276,198	271,376
Equity
Brown Shoe Company, Inc. shareholders' equity	355,867	314,603
Noncontrolling interests	712	663
Total equity	356,579	315,266
Total liabilities and equity	691,410	651,542
Eliminations [Member]
Assets
Prepaid Expense And Other Current Assets Including Taxes	(27,491)	(24,901)
Current assets – discontinued operations		0
Intercompany receivable – current	(9,944)	(9,653)
Total current assets	(37,435)	(34,554)
Investment in subsidiaries	(937,922)	(825,623)
Intercompany receivable – noncurrent	(1,306,041)	(1,170,259)
Total assets	(2,281,398)	(2,030,436)
Liabilities and Equity
Other accrued expenses	(27,491)	(24,901)
Current liabilities – discontinued operations		0
Intercompany payable – current	(9,944)	(9,653)
Total current liabilities	(37,435)	(34,554)
Other liabilities
Intercompany payable – noncurrent	(1,306,041)	(1,170,259)
Total other liabilities	(1,306,041)	(1,170,259)
Equity
Brown Shoe Company, Inc. shareholders' equity	(937,922)	(825,623)
Total equity	(937,922)	(825,623)
Total liabilities and equity	$ (2,281,398)	$ (2,030,436)